Tax	12 Months Ended
Dec. 31, 2025
Tax [Abstract]
Tax

17. Tax

17.1 Taxes payable

	December 31, 2025		December 31, 2024
Withholding taxes	16,049		7,908
Payroll Taxes	40,795		35,647
Social security contribution on revenues	40,534	(1)	37,342
Income tax and social contribution	721,522		562,557
Other taxes	7,598		4,751
Total	826,498		648,205

(1)	As of December 31, 2025 the amount R$ 20,491 was reclassified from Taxes Payable to Tax Claims as explained in note 19c. No amount was reclassified for December 31, 2024.

17.2 Income tax and social contribution

	December 31, 2025	December 31, 2024	December 31, 2023

Profit before income tax	317,339	345,972	1,667
Income tax and social contribution (1)	(142,801)	(155,688)	(750)
Permanent additions/exclusions	967,068	61,503	36,438
Effect of different tax rates – subsidiaries	30,528	6,461	6,683
Compensation of previously unrecognized deductible temporary differences	246	22,579	(10,616)
Compensation of previously unrecognized tax losses	72,658	26,463	14,913
Deferred tax asset recognition (2)	790,244	-	82,959
R&D Tax incentives (3)	64,910	20,245	-
Others	8,482	(14,244)	(57,501)
Total income tax and social contribution	824,267	(94,184)	35,688
Current taxes	(655,463)	(545,603)	(50,815)
Deferred taxes	1,479,730	451,419	86,503
Total income tax and social contribution	824,267	(94,184)	35,688
Effective rate (%)	(260)%	27%	2,140%

(1)	The Group’s operations are primarily conducted in entities subject to income tax and social contribution in Brazil.

All material entities in Brazil are subject to corporate income tax of 25%. Social contribution is generally levied at 20% for financial entities and 9% for non-financial entities. The tax rate used was the one applicable to PicPay Bank, which represents the most significant portion of the operations of the Group. The effect of other tax rates is shown in the table above as “Effect of different tax rates – subsidiaries”.

(2)	As aforementioned on Note 10, PicPay recognized the deferred tax asset on the previously unrecognized tax losses carryforward and temporary differences.

(3)	The Company benefited from tax incentives under the Brazilian R&D program, which encourages technological innovation through research and development in technology. A total benefit was recognized as a reduction to income tax expense.

17.3 Unrecognized deferred tax assets

The Group has unrecognized deferred tax assets in its subsidiaries for which it is not expected that future taxable profits will be sufficient to consume the deferred tax assets in an appropriate period of time. The Group’s unrecognized deferred tax assets, shown on the table below, without expiration date, were calculated on income tax losses and temporary differences at a rate of 34% for Guiabolso (and its subsidiary), and Crednovo; and at a rate of 40% for PicPay Invest.

The reduction in the amount of unrecognized deferred tax assets was due to the recognition of PicPay deferred tax assets presented on Note 10 above.

	December 31, 2025		December 31, 2024
	Gross amount	Tax effect	Gross amount	Tax effect
Deductible temporary differences	14,054	5,262	218,875	74,953
Tax losses	275,109	101,390	2,074,442	709,619
Total	289,163	106,652	2,293,317	784,572